INVESTMENTS HELD IN TRUST ACCOUNT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Investments held in Trust Account	$ 65,010,733	$ 65,000,484
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments held in Trust Account	$ 65,010,735	$ 65,000,484